Shanda Games Transactions	12 Months Ended
Dec. 31, 2010
Shanda Games Transactions [Abstract]
SHANDA GAMES TRANSACTIONS
2. SHANDA GAMES TRANSACTIONS
(1) Initial public offering of Shanda Games
On September 25, 2009, Shanda Games completed its initial public offering on the Nasdaq Global Select Market, trading under the symbol “GAME”.
The initial public offering consisted of American depositary shares (“ADSs”), with each ADS representing two Class A ordinary shares. Shanda Games’ ordinary shares are divided into Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and holders of Class B ordinary shares have the same rights in Shanda Games, with the exception of voting and conversion rights. Each Class A ordinary share is entitled to one vote on all matters subject to a shareholder vote, and each Class B ordinary share is entitled to ten votes on all matters subject to a shareholder vote. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the election of the holder. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
At the closing of the initial public offering, Shanda Games issued and sold 26,087,000 Class A ordinary shares represented by 13,043,500 ADSs, and the Company, through its indirectly wholly-owned subsidiary Shanda SDG Investment Limited (BVI) (“SDG Investment”), sold 140,913,000 Class A ordinary shares represented by 70,456,500 ADSs.
Proceeds to Shanda Games and SDG Investment from this initial public offering were approximately US$152.8 million and US$825.7 million, respectively, for total proceeds of approximately US$978.5 million, after deducting underwriting discounts and commissions but before deducting offering expenses. After deducting offering expenses of approximately US$3.4 million and the reimbursements by the underwriters of approximately US$6.0 million, net proceeds to Shanda Games and SDG Investment were approximately US$152.5 million and US$828.3 million, respectively, for total net proceeds of approximately US$980.8 million.
(2) Gain on Initial Public Offering of Shanda Games
As a result of the completion of Shanda Games’ initial public offering, as the Group retained controls of Shanda Games, it recognized gain of US$880.2 million (equivalent to approximately RMB6,011.1 million) in the shareholders’ equity section of the consolidated balance sheets, to reflect the net proceeds that the Group received from the initial public offering and the incremental change in the Group’s economic interests in Shanda Games immediately before and after the offering.
(3) Shanda Interactive’s Shareholding in Shanda Games
Shareholding and control
Following the completion of Shanda Games’ initial public offering, Shanda Games has 576,087,000 Class A and Class B ordinary shares issued and outstanding as of December 31, 2009. These outstanding shares consist of (1) 167,000,000 Class A ordinary shares held by public shareholders; (2) 409,087,000 Class B ordinary shares held by the Company through SDG Investment. Therefore the Company held approximately 71.01% of the combined total of Shanda Games’ outstanding Class A and Class B ordinary shares and controlled approximately 96.08% of the total voting power in Shanda Games.
As of December 31, 2010, Shanda Games has 567,389,254 Class A and Class B ordinary shares issued and outstanding consisting of (1) 158,302,254 Class A ordinary shares held by public shareholders, (2) 409,087,000 Class B ordinary shares held by the Company through SDG Investment. Therefore the Company held approximately 72.10% of the combined total of Shanda Games’ outstanding Class A and Class B ordinary shares and controlled approximately 96.08% of the total voting power in Shanda Games and controlled approximately 99.61% of the total voting power in Shanda Games. As a result, the Company had the power to elect the entire board of directors of Shanda Games and determine the outcome of all matters submitted to a shareholder vote.
As Shanda Games’ controlling shareholder, the Company will continue to consolidate Shanda Games but recognize non-controlling interest reflecting the shares held by shareholders other than the Company, see Note 4 (2).
Dilutive impact
In November 2008, Shanda Games reserved 44,000,000 Class A ordinary shares for issuance of options and restricted shares to its executive officers and key employees as incentive compensation under Shanda Games’ 2008 Equity Compensation Plan. From November 14, 2008 through December 31, 2010, Shanda Games has granted 33,514,663 options and 12,141,469 restricted shares to its executive officers and key employees. As of December 31, 2010, the number of Shanda Games’ outstanding options is 23,211,228 and restricted share is 9,626,232, as a result of vesting and exercise or forfeitures of options or restricted share units. See Note 25, “Equity Compensation Plan”.
Because no Class A ordinary shares will be issued with respect to these options and restricted share until the options are vested and exercised or restricted shares are vested, the unvested and unexercised options and unvested restricted shares are not included as outstanding shares of Shanda Games and have no impact on the Company’s basic net income per share. Nevertheless, they have a dilutive impact on the Company’s diluted net income per share.
In the calculation of the Company’s diluted net income per share, the Company’s net income is reduced by the difference between the basic and diluted net income per share attributable to Shanda Games multiplied by the Company’s holding in Shanda Games’ shares. See Note 10, “Earnings per Share”.